Provision for Sales Returns (Tables)	12 Months Ended
Jun. 30, 2023
Provision for Sales Returns [Abstract]
Schedule of Provision for Sales Returns
	2023 A$	2022 A$
Sales return provision due to the ongoing COVID-19 pandemic
Carrying amount at the start of the year	95,931	213,024
Sales return provision (reversed)/recognized	(61,466)	71,025
Sales return made during the year	(34,465)	(188,118)
Carrying amount at the end of the year	-	95,931